Share Based Compensation - Schedule of Unvested Restricted Share Units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Unvested Restricted Share Units [Abstract]
Number of shares, Beginning balance, Unvested	30,720	30,720
Weighted- Average Grant-Date Fair Value, Beginning balance, Unvested	$ 25.2	$ 25.2
Number of shares, Granted	39,000	1,800
Weighted- Average Grant-Date Fair Value, Granted	$ 1.65	$ 11.1
Number of shares, Vested	(52,500)	(1,800)
Weighted- Average Grant-Date Fair Value, Vested	$ 1.65	$ 11.6
Number of shares, Ending balance, Unvested	17,220	30,720
Weighted- Average Grant-Date Fair Value, Ending balance, Unvested	$ 25.2	$ 25.2